Investment in and advances to Equity-Accounted for Investment - Schedule of Investments in and Advances to Equity Accounted Investments (Detail) $ in Thousands	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 28,561	$ 28,112
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Number Of Vessels | vessel	1
Investment in and advances to equity accounted investments	$ 28,600	$ 28,100